Organization and nature of business (Details)			1 Months Ended		6 Months Ended
	Feb. 05, 2021 GBP (£)	Feb. 05, 2021 USD ($)	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)	Jun. 30, 2023 ClinicalStageProgram
General information [Abstract]
Number of clinical stage programs | ClinicalStageProgram					4
Ordinary shares [member]
General information [Abstract]
Proceeds from shares issued			£ 116,812,000	$ 140,000,000
Offering expenses | £			£ 388,000
IPO [Member]
General information [Abstract]
Proceeds from shares issued	£ 210,985,000	$ 286,887,000